Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,611,549.26

Principal:
Principal Collections	$19,262,979.70
Prepayments in Full	$11,580,250.20
Liquidation Proceeds	$564,090.11
Recoveries	$17,324.39
Sub Total	$31,424,644.40
Collections	$34,036,193.66

Purchase Amounts:
Purchase Amounts Related to Principal	$113,253.49
Purchase Amounts Related to Interest	$480.01
Sub Total	$113,733.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,149,927.16

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,149,927.16
Servicing Fee	$604,721.57	$604,721.57	$0.00	$0.00	$33,545,205.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,545,205.59
Interest - Class A-2 Notes	$37,903.02	$37,903.02	$0.00	$0.00	$33,507,302.57
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$33,220,165.90
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$33,115,030.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,115,030.48
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$33,059,758.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,059,758.48
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$33,017,865.81
Third Priority Principal Payment	$325,528.69	$325,528.69	$0.00	$0.00	$32,692,337.12
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$32,637,503.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,637,503.79
Regular Principal Payment	$29,906,015.73	$29,906,015.73	$0.00	$0.00	$2,731,488.06
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,731,488.06
Residuel Released to Depositor	$0.00	$2,731,488.06	$0.00	$0.00	$0.00
Total		$34,149,927.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$325,528.69
Regular Principal Payment					$29,906,015.73
Total					$30,231,544.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,231,544.42	$73.02	$37,903.02	$0.09	$30,269,447.44	$73.11
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$30,231,544.42	$22.52	$582,173.11	$0.43	$30,813,717.53	$22.95

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$82,697,500.67	0.1997524	$52,465,956.25	0.1267294
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$695,947,500.67	0.5184932	$665,715,956.25	0.4959702

Pool Information
Weighted Average APR	4.214%	4.208%
Weighted Average Remaining Term	42.72	41.87
Number of Receivables Outstanding	39,958	39,057
Pool Balance	$725,665,880.27	$693,728,800.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$700,012,572.59	$669,301,971.98
Pool Factor	0.5320196	0.5086051

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$10,405,932.01
Yield Supplement Overcollateralization Amount	$24,426,828.47
Targeted Overcollateralization Amount	$28,012,844.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,012,844.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$416,506.32
(Recoveries)		52	$17,324.39
Net Losses for Current Collection Period			$399,181.93
Cumulative Net Losses Last Collection Period			$3,280,070.47
Cumulative Net Losses for all Collection Periods			$3,679,252.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.38%	474	$9,554,149.96
61-90 Days Delinquent	0.14%	44	$991,466.29
91-120 Days Delinquent	0.02%	6	$170,706.15
Over 120 Days Delinquent	0.05%	17	$322,277.60
Total Delinquent Receivables	1.59%	541	$11,038,600.00

Repossession Inventory:
Repossessed in the Current Collection Period		31	$624,865.36
Total Repossessed Inventory		39	$797,757.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4100%
Preceding Collection Period			0.3230%
Current Collection Period			0.6750%
Three Month Average			0.4693%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1514%
Preceding Collection Period			0.1827%
Current Collection Period			0.1715%
Three Month Average			0.1685%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer